Financial instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Trade receivable	$ 10,947	$ 9,538
Current trade receivables aging period	60 days	60 days
Bad debt expenses	$ 0	$ 0
Bonds and money market funds	8,031	12,583
Cash and money market funds	$ 28,124	$ 39,032
Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings Interest rate	5.75%	5.75%
Interest rate, measurement | Bonds
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in accumulated other comprehensive	$ 0	$ 14
Increase (decrease) in fair value of assets	$ 0	14
Negative impact of market interest rates	0.50%
Interest rate, measurement | Cash and market funds
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in cash flows	$ 141	195
Increase (decrease) in profit or loss	$ 141	$ 195
Negative impact of market interest rates	0.50%
CAD
Disclosure of detailed information about financial instruments [line items]
Positive percentage impact on foreign currency exposures	5.00%
Negative percentage impact on foreign currency exposures	5.00%